Impairment of assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Weighted average capital cost rate	10.50%			10.50%	11.30%
Description Of Valuation Factor Used In Impairment Test				5.1967
E2 Platform [member]
Statement [Line Items]
Weighted average capital cost rate					10.60%
Increase in foreign exchange rate percent					5.00%
Foreign exchange loss					$ 91.1
E2 Platform [member] | Financial Year Ended Thirty First December Two Thousand Nineteen [Member]
Statement [Line Items]
Increase in foreign exchange rate percent				29.00%
E2 Platform [member] | Nine Months Ended Thirty September Two Thousand Twenty [Member]
Statement [Line Items]
Decrease in Foreign Exchange Rate Percent				8.00%
Mid-Size / Super Mid-Size Platform [member]
Statement [Line Items]
Impairment losses	$ 7.0
Decrease in Foreign Exchange Rate Percent	3.00%
Reversal	$ 8.9
Mid-Size / Super Mid-Size Platform [member] | Financial Year Ended Thirty First December Two Thousand Nineteen [Member]
Statement [Line Items]
Weighted average capital cost rate		40.00%	40.00%
Reversal			$ 15.9
Decrease In Levels Of Demand				11.00%
Other Cash Generating Units [Member]
Statement [Line Items]
Impairment losses				$ 3.8
Bottom of range [member] | E2 Platform [member]
Statement [Line Items]
Impairment losses					153.0
Bottom of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage Of Value In Use				40.00%
Top of range [member] | E2 Platform [member]
Statement [Line Items]
Impairment losses					526.0
Top of range [member] | Other Cash Generating Units [Member]
Statement [Line Items]
Percentage Of Value In Use				1000.00%
Monitoring sensoring and radars CGU [member]
Statement [Line Items]
Impairment losses					$ 71.6
Monitoring sensoring and radars CGU [member] | E2 Platform [member]
Statement [Line Items]
Reversal		$ 58.7
Monitoring sensoring and radars CGU [member] | E2 Platform [member] | Financial Year Ended Thirty First December Two Thousand Nineteen [Member]
Statement [Line Items]
Increase in foreign exchange rate percent		40.00%
Monitoring sensoring and radars CGU [member] | E2 Platform [member] | Six Months Ended Thirty June Two Thousand Twenty [Member]
Statement [Line Items]
Increase in foreign exchange rate percent		3.00%